Goodwill - Schedule of Changes in Carrying Amount of Goodwill (Detail) ¥ in Thousands, $ in Thousands		12 Months Ended
		Mar. 31, 2022 CNY (¥)		Mar. 31, 2022 USD ($)	Mar. 31, 2020 CNY (¥)	Mar. 31, 2021 CNY (¥)
Goodwill [Line Items]
Goodwill, Gross		¥ 1,728,349			¥ 1,664,889
Goodwill, Impaired, Accumulated Impairment Loss		(1,664,889)				¥ (1,478,385)
Goodwill		63,460				186,504
Transaction during the year
Addition	[1]	63,460
Goodwill impairment recognized during the year		(186,504)	[2],[3]	$ (29,420)	(1,382,149)
Goodwill, Gross, Ending balance		1,728,349			1,664,889
Accumulated impairment loss, Ending balance		(1,664,889)
Goodwill, Net, Ending balance		63,460		$ 10,011
Cross-border Business
Goodwill [Line Items]
Goodwill, Gross	[3]	96,236			96,236	96,236
Goodwill, Impaired, Accumulated Impairment Loss	[3]	(96,236)			(96,236)	(96,236)
Goodwill	[3]	0
Transaction during the year
Goodwill impairment recognized during the year	[2],[3]	0
Goodwill, Gross, Ending balance	[3]	96,236			96,236
Accumulated impairment loss, Ending balance	[3]	(96,236)			(96,236)
Goodwill, Net, Ending balance	[3]	0
LVB focused online business
Goodwill [Line Items]
Goodwill, Gross		1,568,653			1,568,653	1,568,653
Goodwill, Impaired, Accumulated Impairment Loss		(1,568,653)			(1,382,149)	(1,382,149)
Goodwill		0				¥ 186,504
Transaction during the year
Goodwill impairment recognized during the year	[2],[3]	(186,504)
Goodwill, Gross, Ending balance		1,568,653			1,568,653
Accumulated impairment loss, Ending balance		(1,568,653)			¥ (1,382,149)
Goodwill, Net, Ending balance		0
Brands And customized services business
Goodwill [Line Items]
Goodwill, Gross		63,460
Goodwill, Impaired, Accumulated Impairment Loss		0
Goodwill		63,460
Transaction during the year
Addition	[1]	63,460
Goodwill impairment recognized during the year	[2],[3]	0
Goodwill, Gross, Ending balance		63,460
Accumulated impairment loss, Ending balance		0
Goodwill, Net, Ending balance		¥ 63,460

[1]	During the year ended March 31, 2022, the addition in goodwill was in relation to the acquisition of Ruisha Technology in July 2021 (Note 3). Goodwill resulting from the acquisition has been allocated to the brands and customized services business reporting unit of the Company.
[2]	Goodwill impairment
[3]	The cross-border business was terminated in the year ended March 31, 2017.